Redeemable Convertible Preferred and Class B Ordinary Shares - Summary of Change Balance of Series A Preferred Shares and Class B Ordinary Shares (Parenthetical) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Accretion of preferred shares	¥ 6,563,000	¥ 8,834,000	¥ 8,221,000
Class B Ordinary Shares
Temporary Equity [Line Items]
Accretion of preferred shares	¥ 0	¥ 0	¥ 0
Stock issued during upon exchange of equity interest				67,636,364
Class B Ordinary Shares | Restricted Share Arrangement
Temporary Equity [Line Items]
Stock issued during upon exchange of equity interest				50,727,273